Securities - Summary of Securities at Fair Value Through Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	R$ 42,223,349	R$ 50,879,981
Gains (losses) on financial assets at fair value through profit or loss	65,250	229,599
Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	42,965,360	53,250,910
Fair value adjustments through OCI [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	(742,012)	(2,370,929)
At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	42,223,349	50,879,981
National Treasury Bills | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	39,785,892	49,357,469
National Treasury Bills | Fair value adjustments through OCI [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	(742,177)	(2,376,462)
National Treasury Bills | At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	39,043,715	46,981,007
Foreign sovereign bonds | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	3,179,468	3,893,441
Foreign sovereign bonds | Fair value adjustments through OCI [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	165	5,533
Foreign sovereign bonds | At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	R$ 3,179,634	R$ 3,898,974